Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	1.00%
Plan’s interest in Master Trust, at fair value (notes 1, 4 and 5)	$ 1,229.6	$ 1,136.3
Participant loan, current value	$ 12.7
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%